Investments: Unrealized Gain (Loss) on Investments (Tables)	12 Months Ended
Dec. 31, 2016
Tables/Schedules
Unrealized Gain (Loss) on Investments

	2016	2015	2014

Debt securities	$ (498)	$ (347)	$ 340
Deferred income taxes	175	122	(118)

Net unrealized investment gains (losses)	$ (323)	$ (225)	$ 222